S-K 1603(a) SPAC Sponsor	Dec. 09, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Crane Harbor Sponsor II, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company and assisting in identifying a target for our potential business combination.